As filed with the Securities and Exchange Commission on May 16, 2013

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 62	☒

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 64	☒

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

Elizabeth M. Forget

President

Met Investors Series Trust

501 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing incorporates by reference the information contained in Post-Effective Amendment No. 59 to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2013 as Accession # 0001193125-13-182158.

This Post-Effective Amendment No. 62 is filed for the sole purpose of submitting the Interactive Data File required to be filed with the Securities and Exchange Commission as an Exhibit to the Registrant’s Registration Statement. The Interactive Data File that is submitted with this Post-Effective Amendment No. 62 relates to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement, which was filed on April 29, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940 as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 62 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in this City of Boston and Commonwealth of Massachusetts, on the 16th day of May 2013.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ ELIZABETH M. FORGET Elizabeth M. Forget	Chairman of the Board, Chief Executive Officer, President and Trustee	May 16, 2013

/s/ PETER H. DUFFY Peter H. Duffy	Treasurer and Chief Financial Officer	May 16, 2013

/s/ STEPHEN M. ALDERMAN* Stephen M. Alderman	Trustee	May 16, 2013

/s/ JACK R. BORSTING* Jack R. Borsting	Trustee	May 16, 2013

/s/ ROBERT J. BOULWARE* Robert J. Boulware	Trustee	May 16, 2013

/s/ SUSAN C. GAUSE* Susan C. Gause	Trustee	May 16, 2013

Signature	Title	Date

/s/ NANCY HAWTHORNE* Nancy Hawthorne	Trustee	May 16, 2013

/s/ KEITH M. SCHAPPERT* Keith M. Schappert	Trustee	May 16, 2013

/s/ LINDA B. STRUMPF* Linda B. Strumpf	Trustee	May 16, 2013

/s/ DAWN M. VROEGOP* Dawn M. Vroegop	Trustee	May 16, 2013

* By:	/s/ DAVID C. MAHAFFEY
David C. Mahaffey
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase